STOCKHOLDERS' EQUITY (Details 1)	12 Months Ended
Mar. 31, 2022 $ / shares
Equity [Abstract]
Stock Price	$ 3.98
Exercise Price	$ 3.98
Term	5 years
Volatility	122.52%
Expected dividend yield	0.00%
Discount Rate (Bond Equivalent Yield)	2.28%